UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22480

Adviser Managed Trust

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices)

CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: July 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.9%

Bermuda — 0.1%
Montpelier Re Holdings	15,000	$386
RenaissanceRe Holdings	7,000	657

		1,043

Brazil — 1.8%
All America Latina Logistica	108,424	549
Arteris	12,800	142
B2W Cia Global Do Varejo *	44,500	253
Banco Bradesco ADR	17,483	290
Banco do Brasil	17,952	226
Banco Santander Brasil	26,900	198
Banco Santander Brasil ADR	68,200	506
BB Seguridade Participacoes *	1,700	14
BM&FBovespa	39,400	274
Braskem ADR	24,200	427
BRF ADR	45,400	1,127
Centrais Eletricas Brasileiras ADR, Cl B	4,658	24
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	10,700	595
Cia de Bebidas das Americas ADR	11,230	472
Cosan Industria e Comercio	9,000	212
Cyrela Brazil Realty Empreendimentos e Participacoes	21,800	197
Embraer ADR	39,239	1,371
Even Construtora e Incorporadora	23,500	110
Fibria Celulose ADR *	61,400	656
Gafisa ADR *	27,000	107
Gerdau ADR	47,700	375
Gol Linhas Aereas Inteligentes ADR *	55,600	344
Helbor Empreendimentos	20,540	102
Hypermarcas *	69,900	559
Itau Unibanco Holding ADR	157,589	2,652
JBS	33,900	107
M Dias Branco	300	13
Minerva *	8,900	50
Natura Cosmeticos	51,300	1,286
Petroleo Brasileiro	17,400	167
Petroleo Brasileiro ADR	85,500	1,637
Santos Brasil Participacoes	15,400	240
Sul America	7,432	56
Telefonica Brasil ADR	17,000	452
Tim Participacoes ADR	60,700	1,266
Vale	12,600	215
Vale ADR, Cl B	35,600	608

		17,879

Canada — 0.8%
Agrium	5,800	532
Canadian National Railway	13,871	1,360
Cenovus Energy	30,200	905
Imperial Oil	26,100	1,040
Kodiak Oil & Gas *	3,100	24
Lions Gate Entertainment *	13,700	340
Potash Corp of Saskatchewan	45,400	1,911
Silver Wheaton	6,500	160
Tahoe Resources *	6,724	117

Description	Shares	Market Value ($ Thousands)

Teck Resources, Cl B	63,700	$1,697

		8,086

Chile — 0.0%
Banco de Credito e Inversiones	2,361	169
Banco Santander Chile ADR	4,919	131
Cia Cervecerias Unidas ADR	2,770	96
Vina Concha y Toro ADR	100	4

		400

China — 2.1%
Baidu ADR *	29,065	2,495
Bank of China, Cl H	1,659,965	776
China Construction Bank, Cl H	1,899,946	1,591
China Merchants Bank, Cl H	126,014	269
China National Building Material, Cl H	266,000	314
China Petroleum & Chemical, Cl H	863,500	945
China Petroleum & Chemical ADR	2,700	299
China Telecom, Cl H	658,000	336
China Zhongwang Holdings	100,400	34
Chongqing Rural Commercial Bank, Cl H	441,000	240
CNOOC	2,248,727	4,196
Dongyue Group	50,000	28
Giant Interactive Group ADR	17,651	132
Great Wall Motor, Cl H	119,000	516
Guangzhou R&F Properties	69,600	126
Harbin Electric, Cl H	110,000	84
Industrial & Commercial Bank of China, Cl H	5,466,787	3,846
Inner Mongolia Yitai Coal, Cl B	8,900	46
Kingsoft	16,000	18
PetroChina, Cl H	340,000	432
PetroChina ADR	2,700	345
SINA *	8,400	473
Sinopharm Group, Cl H	365,506	1,086
SOHO China	243,000	210
Sohu.com *	13,700	705
Tencent Holdings	4,893	168
Tingyi Cayman Islands Holding	172,000	475
Travelsky Technology, Cl H	77,000	49
Tsingtao Brewery, Cl H	76,000	510

		20,744

Colombia — 0.0%
Almacenes Exito	9,244	151
Ecopetrol ADR	5,276	251

		402

Czech Republic — 0.0%
CEZ *	3,777	110

Denmark — 0.4%
Novo Nordisk, Cl B	19,609	3,443

France — 2.0%
Air Liquide	20,772	2,632
AXA	46,491	871

1	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

BNP Paribas	32,575	$1,817
Cie Generale des Etablissements Michelin	15,019	1,270
Legrand	34,365	1,603
LVMH Moet Hennessy Louis Vuitton	18,581	3,221
Publicis Groupe	36,179	2,519
Sanofi	23,220	2,548
Technip	10,663	1,146
Total	37,764	1,905

		19,532

Germany — 2.7%
Adidas	26,439	2,764
Allianz	11,788	1,741
Bayer	13,268	1,386
Daimler	35,292	1,955
Deutsche Bank	59,741	2,750
Deutsche Boerse	12,135	758
Deutsche Post	32,819	780
Fresenius Medical Care & KGaA	38,582	2,665
Linde	10,068	1,906
Muenchener Rueckversicherungs	5,345	1,070
SAP	47,214	3,754
Siemens	42,878	4,483

		26,012

Hong Kong — 0.9%
AIA Group	557,634	2,475
China Lumena New Materials	364,000	79
China Mengniu Dairy	182,000	512
China Merchants Holdings International	146,000	462
China Mobile	73,949	810
China Mobile ADR	15,100	834
China Unicom ADR	27,100	391
CNOOC ADR	2,700	506
Cosco International Holdings	32,000	14
Hong Kong Exchanges and Clearing	138,087	2,324
KWG Property Holding	157,500	109
Lenovo Group	397,991	364
Shougang Fushan Resources Group	282,000	110
Sino Biopharmaceutical	72,000	50
Skyworth Digital Holdings	66,000	54
Yuexiu‡	48,000	27

		9,121

Hungary — 0.0%
EGIS Pharmaceuticals	384	30
OTP Bank *	2,170	45

		75

India — 0.3%
ICICI Bank ADR	12,700	595
Reliance Industries GDR (A)	64,010	1,886

		2,481

Indonesia — 0.2%
AKR Corporindo	112,500	59
Aneka Tambang Persero	545,500	77
Astra Agro Lestari	68,000	124

Description	Shares	Market Value ($ Thousands)

Bank Bukopin	732,000	$69
Holcim Indonesia	120,977	45
Indo Tambangraya Megah	21,000	79
Indocement Tunggal Prakarsa	62,962	171
Indofood CBP Sukses Makmur	75,500	89
Indofood Sukses Makmur	73,000	55
Japfa Comfeed Indonesia	587,500	117
Kalbe Farma	1,047,790	150
Perusahaan Perkebunan London Sumatra	664,000	104
Sampoerna Agro	47,500	10
Surya Semesta Internusa	103,000	17
Tambang Batubara Bukit Asam Persero	283,500	445
Telekomunikasi Indonesia Persero	200,492	241
United Tractors	140,000	256

		2,108

Ireland — 1.0%
Accenture, Cl A	82,091	6,686
Alkermes *	10,900	334
Eaton	6,584	404
FleetMatics Group *	10,200	239
Ingersoll-Rand	10,600	570
Ryanair Holdings ADR	21,100	914
Smurfit Kappa Group	44,149	656

		9,803

Israel — 0.1%
Caesarstone Sdot-Yam *	12,400	291
Check Point Software Technologies *	4,896	228
magicJack VocalTec *	4,500	74

		593

Italy — 0.3%
Saipem	45,163	1,280
Snam	233,620	1,150

		2,430

Japan — 3.1%
Bank of Yokohama	65,000	395
Bridgestone	46,178	1,742
FANUC	9,541	1,440
Hitachi	138,000	881
Japan Exchange Group	3,466	426
JGC	73,000	2,162
KDDI	77,177	3,708
Komatsu	97,728	2,668
Kubota	89,821	1,288
Mitsubishi UFJ Financial Group	655,899	4,464
Shin-Etsu Chemical	20,300	1,367
Softbank	26,774	1,326
Sumitomo Mitsui Financial Group	4,500	213
Tokyo Electron	16,700	855

2	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

Toyota Motor	115,338	$6,678

		29,613

Malaysia — 0.3%
Affin Holdings	24,900	29
AMMB Holdings	43,400	96
Berjaya Sports Toto	64,392	89
British American Tobacco	7,500	156
DiGi.Com	93,100	142
DRB-Hicom	208,600	172
Genting Malaysia	142,700	176
Hong Leong Financial Group	17,900	91
KLCC Property Holdings	26,600	63
Kulim	59,400	70
Malaysia Building Society	107,800	98
Media Prima	32,800	26
Parkson Holdings	73,100	101
RHB Capital *	7,000	20
Telekom	60,700	110
Tenaga Nasional	78,000	201
UEM Land Holdings *	537,700	444
UMW Holdings *	91,094	428

		2,512

Mexico — 0.9%
Alfa, Cl A	210,800	489
America Movil	348,100	373
America Movil ADR, Ser L	28,600	611
Arca Continental	10,817	88
Cemex ADR *	75,820	853
Empresas ICA ADR *	40,900	450
Fomento Economico Mexicano ADR	6,100	692
Gruma, Cl B *	87,919	436
Grupo Carso	1,354	8
Grupo Financiero Santander Mexico ADR *	18,300	296
Grupo Herdez	7,137	26
Grupo Mexico	76,900	276
Grupo Televisa ADR	45,700	1,157
Industrias, Cl B *	9,700	78
Kimberly-Clark de Mexico, Cl A	37,100	130
Wal-Mart de Mexico	762,691	2,417

		8,380

Netherlands — 1.3%
Akzo Nobel	48,626	2,935
ASML Holding	29,716	2,212
Core Laboratories	26,811	3,882
LyondellBasell Industries, Cl A	4,417	268
PostNL	134,271	306
Reed Elsevier	166,127	2,698

		12,301

Description	Shares	Market Value ($ Thousands)

Panama — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	15,900	$361

Peru — 0.0%
Intercorp Financial Services	1,681	59

Philippines — 0.1%
Alliance Global Group	398,500	229
Manila Electric	5,860	53
Megaworld	1,524,000	154
Nickel Asia	60,350	34
Rizal Commercial Banking	9,350	17
Universal Robina	65,050	188

		675

Poland — 0.1%
KGHM Polska Miedz	6,250	293
PGE	41,257	214
Polski Koncern Naftowy Orlen *	20,333	315
Powszechna Kasa Oszczednosci Bank Polski	20,751	216
Telekomunikacja Polska	158,432	353

		1,391

Portugal — 0.0%
Energias de Portugal *	41,831	144

Russia — 0.7%
Gazprom ADR	110,199	875
Gazprom Neft ADR	1,789	36
Lukoil ADR	17,816	1,132
MegaFon GDR *	16,484	509
MMC Norilsk Nickel ADR	8,206	126
Mobile Telesystems ADR	19,700	408
Rosneft GDR	71,104	486
Sberbank of Russia ADR	104,911	1,349
Severstal GDR	10,319	87
Surgutneftegas OAO ADR	8,341	71
Tatneft OAO ADR	1,961	74
VTB Bank GDR	53,114	167
Yandex, Cl A *	51,011	1,313

		6,633

Singapore — 0.3%
China Yuchai International	4,777	68
SembCorp Industries	176,000	713
SembCorp Marine	305,000	1,067
Singapore Airlines	116,000	1,045

		2,893

South Africa — 0.5%
Anglo American Platinum	6,279	238
ArcelorMittal South Africa	30,487	78
AVI	23,825	143
Barloworld	18,130	190

3	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

FirstRand	67,752	$235
Gold Fields	19,326	137
Impala Platinum Holdings	10,410	142
Imperial Holdings	15,859	351
Liberty Holdings	18,666	248
Mondi	13,975	187
MTN Group	13,459	242
Naspers, Cl N	1,060	71
Netcare	46,249	105
Remgro	18,536	373
RMB Holdings	8,847	39
Sanlam	47,769	245
Sasol	12,514	540
Sasol ADR	9,900	430
Sibanye Gold *	2,128	2
Standard Bank Group	36,592	457
Vodacom Group	36,689	430

		4,883

South Korea — 2.0%
AMOREPACIFIC Group	266	101
Chong Kun Dang Pharm	556	31
Daelim Industrial	1,897	133
Daesang	5,260	203
Daishin Securities *	7,620	65
Daou Technology	24,969	455
Doosan	273	31
Grand Korea Leisure	5,019	156
GS Home Shopping	590	122
Hana Financial Group	3,210	103
Hyundai Marine & Fire Insurance	7,500	211
Hyundai Motor Company	2,499	453
Industrial Bank of Korea	15,040	172
KB Financial Group ADR	26,700	876
KCC	3,422	1,016
Korea Zinc	170	49
KT	3,690	121
KT ADR	29,700	483
KT&G	23,532	1,694
LG Display	8,670	236
LG Display ADR	22,400	307
LG Electronics	5,572	446
Lotte Chilsung Beverage	357	557
Lotte Confectionery	428	746
NongShim	256	78
POSCO	1,114	318
Samsung Electronics	4,922	6,793
Samsung Heavy Industries	5,980	190
Samsung Life Insurance	5,137	506
Seah Besteel	2,089	57
SK Telecom ADR	84,885	1,654
Taekwang Industrial	25	23
YeaRimDang Publishing *	3,179	458
Youngone	290	12

		18,856

Spain — 0.2%
Amadeus IT Holding, Cl A *	20,358	602
Cemex Latam Holdings *	69,161	485

Description	Shares	Market Value ($ Thousands)

Tecnicas Reunidas *	24,197	$1,173

		2,260

Sweden — 0.3%
Hennes & Mauritz, Cl B	57,671	2,043
Skandinaviska Enskilda Banken, Cl A	108,414	1,114

		3,157

Switzerland — 2.4%
Givaudan	1,229	1,582
Julius Baer Group	33,749	1,346
Nestle	23,663	1,691
Novartis	77,671	5,773
Pentair *	5,851	318
Roche Holding	20,165	5,045
Swatch Group	1,275	731
Syngenta	4,833	2,068
Transocean *	10,900	561
UBS	126,396	2,259
Zurich Insurance Group	5,269	1,473

		22,847

Taiwan — 0.8%
Asustek Computer *	28,000	326
Chailease Holding *	51,000	153
Chicony Electronics *	33,085	97
Chong Hong Construction *	15,000	52
Chunghwa Telecom *	88,000	280
Compal Electronics	30,000	19
CTCI *	33,000	66
Farglory Land Development *	49,000	93
Formosa Taffeta *	22,000	21
Fubon Financial Holding	144,000	206
Highwealth Construction *	23,000	51
Hon Hai Precision Industry	442,300	1,142
Huaku Development *	36,680	105
Lite-On Technology *	205,950	371
MediaTek *	4,820	59
MStar Semiconductor	18,000	154
Pegatron *	214,000	350
Phison Electronics *	41,000	323
Pou Chen *	226,000	266
Powertech Technology *	60,000	107
President Chain Store *	43,000	265
Radiant Opto-Electronics *	58,650	238
Realtek Semiconductor *	107,283	309
Taishin Financial Holding *	515,969	224
Taiwan Semiconductor Manufacturing *	501,967	1,862
Teco Electric and Machinery *	330,000	310
U-Ming Marine Transport *	37,000	58
Uni-President Enterprises *	95,000	187
United Microelectronics *	952,000	363
Yageo	103,000	32

		8,089

Thailand — 0.4%
Amata	42,200	33
Bangkok Bank	119,800	925
Bangkok Expressway	30,800	42
CP ALL	268,600	403
Electricity Generating	8,900	47

4	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

Kiatnakin Bank	65,900	$158
Krung Thai Bank	982,750	830
PTT	51,200	569
Ratchaburi Electricity Generating Holding	27,300	55
Siam Cement	11,721	191
Siam Makro	6,894	177
Thai Airways International	47,000	47
Thai Beverage	177,000	87
Thai Oil	143,500	323
Thanachart Capital	91,500	149

		4,036

Turkey — 0.2%
Eczacibasi Ilac ve Sanayi ve Ticaret	34,164	49
Enka Insaat ve Sanayi	10,830	33
Eregli Demir ve Celik Fabrikalari	135,708	155
Ford Otomotiv Sanayi	31,643	439
TAV Havalimanlari Holding *	3,458	24
Tekfen Holding	91,580	356
Tofas Turk Otomobil Fabrikasi	25,893	181
Tupras Turkiye Petrol Rafinerileri	6,573	183
Turkcell Iletisim Hizmetleri ADR *	23,900	373
Turkiye Sise ve Cam Fabrikalari	87,724	149
Ulker Biskuvi Sanayi	15,768	135

		2,077

United Kingdom — 5.2%
Anglo American ADR	11,900	145
ARM Holdings	76,827	1,191
Aviva	279,182	1,326
Balfour Beatty	270,331	908
Barclays	281,413	1,253
BG Group	92,966	1,569
British American Tobacco	81,377	4,517
Burberry Group	63,789	1,326
Carnival	48,086	1,736
Delphi Automotive	7,200	333
HSBC Holdings	457,467	4,981
Kingfisher	472,050	2,300
Lloyds Banking Group *	781,549	661
Michael Page International	122,317	709
Pearson	69,630	1,269
Petrofac	51,205	1,076
Reckitt Benckiser Group	44,357	3,242
Rexam	128,412	1,032
Rio Tinto	31,197	1,417
Rolls-Royce Holdings	197,519	3,474
Royal Bank of Scotland Group *	362,623	1,729
Royal Dutch Shell, Cl A	50,790	1,733
SABMiller	36,692	1,981
Standard Chartered	105,357	2,652
Tesco	385,852	2,199
Tullow Oil	57,384	894
Vodafone Group	926,080	2,828
WPP	102,992	1,706

		50,187

United States — 64.4%

Consumer Discretionary — 7.3%
Abercrombie & Fitch, Cl A	3,736	185

Description	Shares	Market Value ($ Thousands)

Advance Auto Parts	5,870	$492
Amazon.com *	3,273	831
American Eagle Outfitters *	29,515	574
America’s Car-Mart *	4,500	208
Ameristar Casinos	2,300	61
ANN *	2,500	74
Arctic Cat *	5,600	252
AutoZone *	6,528	2,671
Bally Technologies *	5,605	299
Belo, Cl A	7,100	76
Best Buy	27,200	707
Big Lots *	3,920	143
Biglari Holdings *	400	155
Bravo Brio Restaurant Group *	9,100	155
Brown Shoe	19,700	333
Capella Education *	3,900	138
Career Education *	52,500	115
Carmike Cinemas *	8,400	148
Cato, Cl A	13,000	312
CBS, Cl B	20,700	948
Chico’s FAS	16,600	303
Coach	3,560	210
Comcast, Cl A	150,065	6,009
Cooper Tire & Rubber	6,700	167
Core-Mark Holding	5,400	281
Corinthian Colleges *	52,300	105
Deckers Outdoor *	2,226	123
Destination Maternity	7,600	180
DIRECTV *	7,430	420
Discovery Communications, Cl A *	5,029	396
Drew Industries	1,800	65
Express *	8,500	155
Ford Motor	113,114	1,551
Fossil *	30,057	2,949
Fred’s, Cl A	8,400	120
Gap	23,100	878
General Motors *	24,350	751
G-III Apparel Group *	1,300	53
Groupon, Cl A *	15,438	94
H&R Block	27,200	754
Hanesbrands	6,500	326
Hasbro	8,080	383
Helen of Troy *	6,000	209
hhgregg *	10,200	138
Home Depot	14,672	1,076
Hot Topic	6,500	91
Hovnanian Enterprises, Cl A *	19,300	105
Iconix Brand Group *	11,140	319
Jack in the Box *	1,900	68
Krispy Kreme Doughnuts *	20,700	283
Las Vegas Sands	5,245	295
Lear	4,805	278
Liberty Global, Cl A *	4,400	318
Liberty Interactive, Cl A *	11,100	236
Liberty Ventures, Ser A *	2,225	163
Loral Space & Communications	5,400	332
Lowe’s	62,330	2,395
Lululemon Athletica *	28,589	2,176
M/I Homes *	3,000	74
Macy’s	87,110	3,885
Maidenform Brands *	5,200	94
Mattel	8,500	388
Matthews International, Cl A	13,340	491

5	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

McDonald’s	8,903	$909
Modine Manufacturing *	39,635	362
Movado Group	5,400	163
Multimedia Games Holding *	15,600	385
NACCO Industries, Cl A	2,800	162
National CineMedia	9,300	151
Newell Rubbermaid	22,900	603
News, Cl A	62,280	1,929
NIKE, Cl B	7,300	464
Nutrisystem	2,600	21
Office Depot *	9,700	37
OfficeMax	3,000	35
Omnicom Group	6,200	371
Orient-Express Hotels, Cl A *	2,300	23
Papa John’s International *	1,100	69
Perry Ellis International	9,800	172
PetMed Express	22,200	278
Pier 1 Imports	1,200	28
priceline.com *	521	363
PVH	2,051	237
Ross Stores	37,365	2,469
Scholastic	3,700	102
Service International	16,100	272
Six Flags Entertainment	2,600	189
Skechers U.S.A., Cl A *	1,000	21
Smith & Wesson Holding *	18,800	165
Sonic *	14,600	183
Standard Motor Products	8,300	254
Starbucks	90,814	5,525
Starwood Hotels & Resorts Worldwide	5,000	323
Steiner Leisure *	3,700	179
Stewart Enterprises, Cl A	5,900	53
Target	15,720	1,109
Taylor Morrison Home, Cl A *	42,475	1,095
Tempur-Pedic International *	2,707	131
Tenneco *	8,260	319
Texas Roadhouse, Cl A	10,945	257
Tiffany	4,445	327
Time Warner	21,499	1,285
Time Warner Cable	4,367	410
TJX	22,400	1,092
Vera Bradley *	15,770	360
Viacom, Cl B	72,170	4,618
Walt Disney	16,200	1,018
Wet Seal, Cl A *	52,400	171
Whirlpool	7,600	869
Winnebago Industries *	3,300	60
Wyndham Worldwide	9,700	583
Yum! Brands	36,010	2,453

		71,218

Consumer Staples — 5.4%
Altria Group	54,200	1,979
Andersons	1,100	60
Avon Products	44,400	1,028
Beam	4,600	298
Bunge	4,050	292
Central Garden and Pet, Cl A *	31,595	278
Chiquita Brands International *	43,400	375
Coca-Cola	35,161	1,488
Coca-Cola Enterprises	15,500	568
Colgate-Palmolive	6,200	740

Description	Shares	Market Value ($ Thousands)

Costco Wholesale	34,766	$3,770
CVS Caremark	81,351	4,733
Darling International *	10,800	200
Estee Lauder, Cl A	63,610	4,411
Fresh Del Monte Produce	15,100	384
General Mills	27,539	1,389
Green Mountain Coffee Roasters *	5,031	289
Hillshire Brands	16,700	600
HJ Heinz	6,328	458
Ingredion	7,800	562
Kimberly-Clark	5,900	609
Kraft Foods Group	9,400	484
Kroger	51,451	1,769
Lancaster Colony	1,400	110
Lorillard	8,700	373
Mead Johnson Nutrition, Cl A	53,159	4,311
Medifast *	11,200	294
Molson Coors Brewing, Cl B	6,655	343
Mondelez International, Cl A	21,200	667
PepsiCo	49,625	4,092
Philip Morris International	18,995	1,816
Pilgrim’s Pride *	14,700	144
Prestige Brands Holdings *	5,200	140
Procter & Gamble	61,443	4,717
Rite Aid *	94,500	250
Safeway	6,700	151
Sanderson Farms	1,400	86
Spectrum Brands Holdings	1,400	79
Sysco	54,945	1,915
TreeHouse Foods *	3,740	238
Tyson Foods, Cl A	17,300	426
USANA Health Sciences *	7,200	406
Walgreen	10,100	500
Wal-Mart Stores	48,883	3,799
WD-40	1,100	59
Whole Foods Market	4,974	439

		52,119

Energy — 7.1%
Anadarko Petroleum	5,691	482
Apache	10,995	812
Baker Hughes	6,559	298
Bristow Group	3,000	190
Cabot Oil & Gas	5,710	389
Cameron International *	4,910	302
Chesapeake Energy	12,708	248
Chevron	74,443	9,083
Clayton Williams Energy *	1,200	46
Cloud Peak Energy *	9,000	176
ConocoPhillips	87,158	5,269
CONSOL Energy	40,022	1,346
Contango Oil & Gas	500	19
CVR Energy	5,000	246
Delek US Holdings	3,300	119
Devon Energy	6,300	347
Diamondback Energy *	2,960	78
Dresser-Rand Group *	6,000	334
Energy XXI Bermuda	14,500	330
EOG Resources	3,446	418
EPL Oil & Gas *	9,200	301
Exxon Mobil	122,954	10,942
FMC Technologies *	75,493	4,099
Green Plains Renewable Energy *	5,800	73

6	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

Halliburton	24,500	$1,048
Helix Energy Solutions Group *	3,200	74
Helmerich & Payne	8,500	498
Hess	8,900	642
HollyFrontier	12,000	593
Key Energy Services *	46,270	275
Kinder Morgan	7,175	281
Marathon Oil	43,857	1,433
Marathon Petroleum	21,600	1,693
Mitcham Industries *	8,900	132
Murphy Oil	22,270	1,383
National Oilwell Varco	6,741	440
Occidental Petroleum	50,466	4,505
Oil States International *	5,500	491
Parker Drilling *	24,300	100
Patterson-UTI Energy	28,800	607
PDC Energy *	7,200	312
Peabody Energy	71,770	1,440
Penn Virginia	35,900	145
PetroQuest Energy *	15,300	65
Phillips 66	7,271	443
Pioneer Energy Services *	13,100	92
QEP Resources	8,160	234
Quicksilver Resources *	20,200	51
Rentech	53,300	110
Schlumberger	158,447	11,793
Ship Finance International	10,800	178
Solazyme *	22,800	207
Southwestern Energy *	7,603	284
Stone Energy *	6,100	120
Swift Energy *	4,200	54
Targa Resources	800	53
Tesco *	25,200	307
Triangle Petroleum *	4,400	24
Vaalco Energy *	35,200	237
Valero Energy	30,900	1,246
Western Refining	8,500	263
Willbros Group *	26,900	256
Williams	12,000	458

		68,514

Financials — 11.1%
ACE	13,600	1,212
Aflac	17,402	947
Allied World Assurance Holdings *	11,000	999
Allstate	18,700	921
American Assets Trust ‡	2,200	74
American Campus Communities ‡	5,697	254
American Express	81,470	5,573
American International Group *	21,200	878
American Tower, Cl A ‡	6,356	534
Ameriprise Financial	44,120	3,288
AMERISAFE	2,800	91
Apartment Investment & Management, Cl A ‡	8,300	258
Arch Capital Group *	5,496	292
Argo Group International Holdings	8,800	365
Aspen Insurance Holdings	6,730	257
Associated Estates Realty ‡	800	14
Assurant	11,400	542
Bank of America	447,969	5,514
Bank of New York Mellon	16,263	459

Description	Shares	Market Value ($ Thousands)

Banner	3,900	$127
Berkshire Hathaway, Cl B *	42,392	4,507
BGC Partners, Cl A	10,800	62
BioMed Realty Trust ‡	30,600	689
BlackRock, Cl A	2,033	542
BlackRock Kelso Capital	30,400	302
Brown & Brown	14,000	434
Camden Property Trust ‡	6,700	485
Campus Crest Communities ‡	5,200	71
Capital One Financial	11,900	688
Charles Schwab	288,345	4,890
Chesapeake Lodging Trust ‡	14,100	334
Chubb	9,800	863
Citigroup	198,180	9,247
City Holding	4,100	157
CNO Financial Group	8,400	95
Colonial Properties Trust ‡	900	21
Coresite Realty ‡*	9,300	337
Corrections Corp of America ‡	3,290	119
Cousins Properties ‡	18,800	205
Credit Acceptance *	3,400	341
Discover Financial Services	24,600	1,076
Douglas Emmett ‡	9,700	254
East West Bancorp	13,545	330
EastGroup Properties ‡	800	50
Employers Holdings	2,500	57
Encore Capital Group *	3,000	86
Equity Lifestyle Properties ‡	10,300	837
EverBank Financial	24,400	390
Extra Space Storage ‡	18,125	790
FelCor Lodging Trust ‡*	4,700	28
Fifth Third Bancorp	32,200	548
First American Financial	5,000	134
First Cash Financial Services *	1,000	51
First Citizens BancShares, Cl A	1,186	221
First Commonwealth Financial	16,300	117
First Industrial Realty Trust ‡	3,200	57
First Midwest Bancorp	4,500	56
FirstMerit	1,781	30
Franklin Resources	5,400	835
Geo Group ‡	4,600	172
Getty Realty ‡	3,900	84
Goldman Sachs Group	20,743	3,030
Government Properties Income Trust ‡	2,100	55
Hatteras Financial ‡	8,739	239
Healthcare Realty Trust ‡	3,800	114
Hercules Technology Growth Capital	4,700	62
Home BancShares	600	24
Horace Mann Educators	18,600	419
Hudson Pacific Properties ‡	1,000	23
Huntington Bancshares	58,200	417
Infinity Property & Casualty	3,900	221
Inland Real Estate ‡	40,300	456
IntercontinentalExchange *	10,143	1,653
International Bancshares	3,300	64
Investment Technology Group *	20,200	220
Janus Capital Group	17,110	153
Jones Lang LaSalle *	10,200	1,010
JPMorgan Chase	125,010	6,127
KeyCorp *	116,638	1,163
Kilroy Realty ‡	13,700	775

7	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

LaSalle Hotel Properties ‡	800	$21
Lexington Realty Trust ‡	38,280	490
Liberty Property Trust ‡	6,500	279
Lincoln National	26,451	900
Loews	7,585	339
LTC Properties ‡	3,900	181
Macerich ‡	6,740	472
Mack-Cali Realty ‡*	18,600	517
Marsh & McLennan	10,300	392
MB Financial	3,000	74
McGraw Hill Financial	4,300	233
MetLife	9,062	353
MGIC Investment *	17,400	94
Morgan Stanley	93,185	2,064
National Health Investors ‡	1,000	66
National Penn Bancshares	2,600	25
NBT Bancorp	8,000	162
Nelnet, Cl A	12,800	435
Ocwen Financial *	6,900	252
Old Republic International	20,341	275
Oritani Financial	3,900	60
PacWest Bancorp	23,610	655
PennantPark Investment	7,300	85
Pennsylvania ‡	7,500	156
Pinnacle Financial Partners *	2,500	61
Piper Jaffray *	7,400	250
Platinum Underwriters Holdings	11,200	636
PNC Financial Services Group	49,210	3,340
Popular *	10,062	287
Potlatch ‡	2,100	99
Primerica *	1,900	64
Progressive	14,200	359
Prospect Capital	32,900	363
Provident Financial Services	8,100	124
Prudential Financial	17,740	1,072
PS Business Parks ‡	1,200	96
Public Storage ‡	4,800	792
Ramco-Gershenson Properties Trust ‡	20,500	358
Raymond James Financial	12,360	512
Realogy Holdings *	4,420	212
Regency Centers ‡	5,000	281
Regions Financial	68,600	582
Reinsurance Group of America, Cl A	7,100	444
Retail Opportunity Investments ‡	5,200	77
RLJ Lodging Trust ‡	6,100	141
Sabra Health Care ‡	17,000	507
Senior Housing Properties Trust ‡	9,900	282
Signature Bank NY *	6,585	472
Simon Property Group ‡	7,000	1,247
Solar Capital	5,200	124
Sovran Self Storage ‡	1,000	69
STAG Industrial ‡	11,000	242
StanCorp Financial Group	5,638	244
Starwood Property Trust ‡	2,200	61
State Street	19,499	1,140
SunTrust Banks	31,400	918
Susquehanna Bancshares	2,200	26
Symetra Financial	8,500	116
T Rowe Price Group	14,200	1,029
Taubman Centers ‡	17,555	1,501
TCF Financial	23,400	340
TICC Capital	40,100	408

Description	Shares	Market Value ($ Thousands)

Travelers	16,100	$1,375
Two Harbors Investment ‡	4,700	56
Umpqua Holdings	4,100	49
Unum Group	11,736	327
US Bancorp	52,600	1,751
ViewPoint Financial Group	14,600	272
Vornado Realty Trust ‡	1,900	166
Waddell & Reed Financial, Cl A	7,465	320
Weingarten Realty Investors ‡	8,400	286
Wells Fargo	143,194	5,438
Weyerhaeuser ‡	11,300	345
Wilshire Bancorp *	41,300	264
Wintrust Financial	7,875	282

		107,803

Health Care — 9.0%
Abbott Laboratories	19,200	709
AbbVie	16,800	774
Accuray *	11,100	49
Aetna	15,500	890
Alexion Pharmaceuticals *	3,200	314
Allergan	4,600	522
AMAG Pharmaceuticals *	3,300	73
Amedisys *	12,200	122
AmerisourceBergen, Cl A	9,500	514
Amgen	26,100	2,720
Analogic	2,300	183
Ariad Pharmaceuticals *	18,300	327
Arqule *	20,100	59
Array BioPharma *	28,800	171
ArthroCare *	1,600	55
Auxilium Pharmaceuticals *	300	4
AVEO Pharmaceuticals *	8,300	42
Baxter International	44,055	3,078
Biogen Idec *	3,300	723
Bio-Reference Labs *	400	10
Boston Scientific *	92,100	690
Bristol-Myers Squibb	18,000	715
Brookdale Senior Living, Cl A *	12,160	314
Cantel Medical	8,700	275
Cardinal Health	13,000	575
CareFusion *	28,405	950
Celgene *	4,689	554
Cigna	9,200	609
Computer Programs & Systems	1,900	100
CONMED	9,600	301
Covance *	39,705	2,961
Covidien	8,515	544
Cubist Pharmaceuticals *	1,000	46
DaVita HealthCare Partners *	27,573	3,272
Dynavax Technologies *	31,200	73
Eli Lilly	22,200	1,229
Emergent Biosolutions *	21,500	330
Endocyte *	16,100	224
Ensign Group	7,000	244
Express Scripts Holding *	97,534	5,791
Gentiva Health Services *	29,300	307
Gilead Sciences *	41,134	2,083
Greatbatch *	1,700	47
Haemonetics *	9,455	364
Hanger *	2,100	64
HealthSouth *	5,800	159
Henry Schein *	2,915	264

8	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

Hi-Tech Pharmacal	1,800	$60
Humana	7,600	563
ICU Medical *	5,400	325
IDEXX Laboratories *	30,211	2,657
Impax Laboratories *	6,700	117
Integra LifeSciences Holdings *	200	7
Intuitive Surgical *	9,823	4,836
Invacare	4,100	55
Johnson & Johnson	113,353	9,661
Kindred Healthcare *	8,500	89
Laboratory Corp of America Holdings *	3,085	288
LHC Group *	5,300	115
LifePoint Hospitals *	5,324	256
McKesson	39,405	4,170
Medtronic	28,550	1,333
Merck	80,915	3,803
Merit Medical Systems *	1,100	11
Momenta Pharmaceuticals *	4,100	51
MWI Veterinary Supply *	1,200	141
NPS Pharmaceuticals *	6,300	85
NuVasive *	1,400	29
Omnicare	6,438	282
OraSure Technologies *	18,500	83
Orexigen Therapeutics *	15,800	96
Orthofix International *	7,600	246
PDL BioPharma	44,100	341
Pfizer	388,728	11,300
Pharmacyclics *	2,100	171
PharMerica *	17,400	224
Pozen *	19,900	98
Regeneron Pharmaceuticals *	1,300	280
Rigel Pharmaceuticals *	27,600	132
Santarus *	23,900	439
Sciclone Pharmaceuticals *	49,300	233
Select Medical Holdings	18,200	150
Sirona Dental Systems *	3,600	265
St. Jude Medical	5,689	235
STERIS	1,500	62
Team Health Holdings *	6,700	250
Teleflex	3,100	242
Thermo Fisher Scientific	14,555	1,174
Threshold Pharmaceuticals *	20,000	96
UnitedHealth Group	49,210	2,949
Vertex Pharmaceuticals *	21,615	1,660
Warner Chilcott, Cl A	19,800	285
WellPoint	12,721	928
XenoPort *	31,500	196
Zoetis, Cl A *	51,930	1,715

		87,208

Industrials — 6.6%
3M	6,140	643
Actuant, Cl A	14,260	446
ADT	4,270	186
AECOM Technology *	9,333	271
AGCO	10,300	548
Aircastle	12,300	172
Alaska Air Group *	4,715	291
Albany International, Cl A	2,600	76
Alliant Techsystems	3,433	255
Altra Holdings	4,300	115
AMERCO	400	64

Description	Shares	Market Value ($ Thousands)

American Science & Engineering	2,900	$187
Apogee Enterprises	12,000	306
Atlas Air Worldwide Holdings *	1,800	67
AZZ	300	13
BE Aerospace *	6,270	393
Boeing	22,693	2,074
Caterpillar	2,516	213
CH Robinson Worldwide	2,810	167
CIRCOR International	1,800	85
Crane	14,500	781
Cummins	3,200	340
Danaher	74,102	4,516
Deere	5,889	526
Delta Air Lines *	44,347	760
Dycom Industries *	8,900	172
Echo Global Logistics *	16,080	279
EMCOR Group	3,200	120
Emerson Electric	8,092	449
EnerSys *	1,100	51
Equifax	4,800	294
Esterline Technologies *	900	68
Exelis	11,469	128
Exponent	2,700	142
Fastenal	6,400	314
FedEx	9,400	884
Fluor	94,362	5,377
FreightCar America	1,100	23
G&K Services, Cl A	5,600	263
Gardner Denver	2,854	214
General Cable *	6,738	232
General Dynamics	6,800	503
General Electric	260,532	5,807
Genesee & Wyoming, Cl A *	1,500	128
Granite Construction	1,700	47
H&E Equipment Services	3,100	63
Honeywell International	36,941	2,717
Hub Group, Cl A *	9,525	349
Illinois Tool Works	6,600	426
Insperity	7,000	194
ITT	20,100	555
Jacobs Engineering Group *	5,746	290
John Bean Technologies	9,300	193
Joy Global	36,885	2,085
KAR Auction Services	15,540	348
Kennametal	6,800	272
Kforce	15,200	230
L-3 Communications Holdings, Cl 3	11,500	934
Lennox International	4,200	260
Lockheed Martin	3,200	317
Manpowergroup	5,258	279
Masco	10,001	195
MasTec *	12,630	351
Meritor *	14,600	85
Middleby *	1,530	229
Mine Safety Appliances	1,000	48
Mistras Group *	3,200	61
Mueller Industries	3,200	166
Mueller Water Products, Cl A	29,700	176
MYR Group *	14,500	331
Navigant Consulting *	11,600	143
Norfolk Southern	5,800	449
Northrop Grumman	16,703	1,265

9	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

Oshkosh *	5,202	$204
PACCAR	7,225	360
Precision Castparts	1,737	332
Primoris Services	7,500	165
Quanta Services *	9,435	259
Raytheon	21,857	1,342
Regal-Beloit	4,235	333
Republic Services, Cl A	50,350	1,716
Resources Connection	20,000	227
Roper Industries	30,326	3,629
RR Donnelley & Sons	17,595	217
Saia *	9,300	380
SkyWest	3,500	50
SPX	3,550	265
Standex International	3,900	206
Stanley Black & Decker	3,701	277
Steelcase, Cl A	6,800	86
Stericycle *	37,122	4,021
Swift Transportation, Cl A *	6,900	97
Taser International *	19,000	167
Textainer Group Holdings	1,300	50
Toro	5,200	234
Trex *	1,400	68
Trimas *	12,800	390
TrueBlue *	9,500	197
Tutor Perini *	1,300	21
Tyco International	18,200	585
Union Pacific	8,791	1,301
United Continental Holdings *	8,692	281
United Parcel Service, Cl B	6,552	562
United Technologies	27,581	2,518
URS	18,700	821
Waste Management	9,800	402
Xylem	9,566	265

		64,029

Information Technology — 12.8%
Active Network *	13,500	68
Actuate *	28,500	175
Adobe Systems *	8,729	394
Advanced Energy Industries *	14,700	250
Alliance Data Systems *	1,800	309
Amdocs	20,500	732
Amphenol, Cl A	54,275	4,099
ANSYS *	33,055	2,673
Apple	32,497	14,388
Applied Materials	41,400	601
ARRIS Group *	300	5
Arrow Electronics *	6,064	238
Aspen Technology *	2,900	88
ATMI *	3,000	65
Autodesk *	11,570	456
Automatic Data Processing	7,833	527
Avnet *	9,900	324
Benchmark Electronics *	3,800	68
Black Box	5,100	111
Blackhawk Network Holdings, Cl A *	13,000	311
Blucora *	11,200	165
BMC Software *	6,325	288
Broadcom, Cl A	10,500	378
Brooks Automation	6,300	61
CA	15,500	418

Description	Shares	Market Value ($ Thousands)

Calix *	20,700	$177
Ceva *	5,400	82
Cisco Systems	397,422	8,314
Citrix Systems *	37,171	2,311
Cognizant Technology Solutions, Cl A *	43,083	2,792
Comtech Telecommunications	2,000	49
Convergys	3,300	56
Corning	66,261	961
Cray *	10,400	220
CSG Systems International *	13,500	292
Dell	22,104	296
Digital River *	6,100	88
EarthLink	23,700	135
eBay *	11,245	589
Electronic Arts *	11,027	194
Ellie Mae *	7,100	185
EMC *	140,403	3,149
Emulex *	16,800	101
Equinix *	1,318	282
ExlService Holdings *	2,200	72
Extreme Networks *	19,800	66
FLIR Systems	12,990	316
FormFactor *	27,300	135
Genpact	147,534	2,744
Global Cash Access Holdings *	38,500	275
Google, Cl A *	12,251	10,102
Harmonic *	27,700	157
Hewlett-Packard *	57,407	1,183
Informatica *	10,270	338
Ingram Micro, Cl A *	12,171	217
Insight Enterprises *	9,200	167
Intel	63,039	1,510
Intermec *	300	3
International Business Machines	9,810	1,987
Intuit	17,755	1,059
j2 Global	7,180	292
Juniper Networks *	9,619	159
Kemet *	3,900	24
KLA-Tencor	2,591	141
Limelight Networks *	38,800	75
LinkedIn, Cl A *	1,000	192
Littelfuse	4,340	303
LSI *	201,715	1,319
LTX-Credence *	21,300	126
Manhattan Associates *	300	21
Marvell Technology Group	25,900	279
Mastercard, Cl A	13,788	7,624
Maxwell Technologies *	8,700	53
MEMC Electronic Materials *	18,500	100
Mentor Graphics	5,500	101
MercadoLibre	8,100	815
Micron Technology *	16,545	156
Microsemi *	13,270	276
Microsoft	193,751	6,413
Motorola Solutions	16,519	945
Move *	24,000	274
National Instruments	79,320	2,168
NetApp *	100,957	3,522
Netscout Systems *	24,420	557
NeuStar, Cl A *	12,700	557
Newport *	700	11
NVIDIA	20,159	278

10	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

OCZ Technology Group *	30,100	$39
ON Semiconductor *	70,767	556
Oracle	135,877	4,454
Photronics *	3,700	29
PLX Technology *	21,200	99
PMC - Sierra *	37,080	214
Polycom *	12,365	130
Power-One *	17,600	111
PROS Holdings *	2,600	67
QLogic *	5,700	62
QUALCOMM	155,297	9,569
Quantum *	16,900	24
Red Hat *	8,825	423
Rovi *	8,536	200
Salesforce.com *	69,176	2,844
SanDisk *	4,300	225
Sanmina *	1,900	24
Silicon Image *	6,600	33
Smith Micro Software *	9,500	13
Sonus Networks *	32,000	67
Spansion, Cl A *	4,500	58
SS&C Technologies Holdings *	9,780	300
STEC *	5,100	19
Sykes Enterprises *	3,400	52
Symantec *	60,767	1,477
Tech Data *	4,586	214
Tellabs	85,300	177
Teradata *	3,709	189
Texas Instruments	57,369	2,077
Travelzoo *	2,500	64
Tyler Technologies *	100	6
Unisys *	4,300	82
United Online	28,100	191
Visa, Cl A	17,155	2,890
Volterra Semiconductor *	4,900	64
Web.com Group *	15,300	266
Western Digital	4,753	263
Xilinx	7,575	287
Yahoo! *	71,996	1,780

		124,216

Materials — 2.2%
A Schulman	7,400	192
Allegheny Technologies	5,426	146
Aptargroup	4,578	257
Boise	20,100	161
Carpenter Technology	8,670	390
Celanese, Cl A	3,606	178
Century Aluminum *	9,000	73
CF Industries Holdings	2,987	557
Chemtura *	7,500	160
Clearwater Paper *	1,900	87
Domtar	4,800	334
Dow Chemical	14,387	488
E.I. du Pont de Nemours	10,056	548
Eastman Chemical	24,240	1,616
Ecolab	46,008	3,893
Ferro *	13,400	94
Freeport-McMoRan Copper & Gold	36,500	1,111
Haynes International	500	24
Headwaters *	17,000	184
Horsehead Holding *	2,000	21

Description	Shares	Market Value ($ Thousands)

Innospec	9,100	$401
International Paper	16,700	784
Intrepid Potash	14,400	265
Koppers Holdings	1,200	53
Kraton Performance Polymers *	4,900	111
Minerals Technologies	2,200	90
Monsanto	26,572	2,839
Myers Industries	1,700	25
Newmont Mining	5,949	193
Noranda Aluminum Holding	35,600	136
Nucor	7,292	318
OM Group *	2,700	66
Owens-Illinois *	14,500	381
Packaging Corp of America	25,000	1,189
PPG Industries	2,700	397
Praxair	3,710	424
Reliance Steel & Aluminum	3,700	241
Rock Tenn, Cl A	12,728	1,274
Rockwood Holdings	5,135	333
Royal Gold	1,961	109
Schweitzer-Mauduit International	12,950	522
Sensient Technologies	1,600	63
SunCoke Energy *	3,100	47
US Silica Holdings	28,495	582
Valspar	4,000	255
Walter Energy	5,700	102
Worthington Industries	3,300	106

		21,820

Telecommunication Services — 1.1%
AT&T	141,644	5,306
CenturyLink	40,875	1,536
Crown Castle International *	4,400	339
Sprint Nextel *	141,534	998
Telephone & Data Systems	20,500	460
Verizon Communications	25,226	1,360
Vonage Holdings *	8,100	25
Windstream	30,818	262

		10,286

Utilities — 1.8%
AES	73,900	1,024
Alliant Energy	11,200	599
Ameren	41,200	1,494
American Electric Power	27,400	1,409
American States Water	5,900	327
American Water Works	13,400	561
Aqua America	9,000	286
Avista	800	22
California Water Service Group	35,575	713
CH Energy Group	900	59
CMS Energy	10,500	314
Dominion Resources	8,900	549
Duke Energy	8,933	672
Edison International	31,500	1,695
El Paso Electric	1,600	60
Entergy	12,800	912
Exelon	13,989	525
Great Plains Energy	11,000	265
Hawaiian Electric Industries	8,623	244
Laclede Group	1,500	70
NextEra Energy	6,600	541
NorthWestern	600	26

11	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

Description	Shares	Market Value ($ Thousands)

NV Energy	13,000	$281
Otter Tail	10,500	328
PG&E	13,100	635
PNM Resources	2,500	60
Portland General Electric	3,100	100
Public Service Enterprise Group	34,200	1,252
Southern	12,200	588
TECO Energy	13,300	254
UGI	6,900	283
Westar Energy	8,000	280
Xcel Energy	35,100	1,116

		17,544

		624,757

Total Common Stock (Cost $829,292) ($ Thousands)		930,373

EXCHANGE TRADED FUNDS — 0.3%
iShares MSCI Emerging Markets Index Fund	11,010	477
SPDR S&P 500 Trust	752	120
Wisdom Tree India Earnings Fund	111,438	2,106

Total Exchange Traded Funds (Cost $2,681) ($ Thousands)		2,703

PREFERRED STOCK — 0.1%

Brazil — 0.1%
Banco do Estado do Rio Grande do Sul	17,600	149
Bradespar	8,400	106
Cia Energetica de Sao Paulo	3,500	37
Itau Unibanco Holding	9,300	156
Itausa - Investimentos Itau	58,800	291
Klabin	24,100	161
Petroleo Brasileiro	46,600	466
Vale	16,600	270

Total Preferred Stock (Cost $1,851) ($ Thousands)		1,636

	Number of Warrants
WARRANTS — 0.0%

United States — 0.0%
Dynegy, Expires 2017 *	3,150	6

Total Warrants (Cost $20) ($ Thousands)		6

CASH EQUIVALENT — 1.6%
SEI Daily Income Trust Prime Obligation Fund, Cl A 0.010% †**	15,405,830	15,406

Total Cash Equivalent (Cost $15,406) ($ Thousands)		15,406

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
0.011%, 06/27/13 (B) (C)	$3,000	$3,000
Total U.S. Treasury Obligations (Cost $3,000) ($ Thousands)		3,000

Total Investments — 98.2% (Cost $852,250)($ Thousands) ††		$953,124

The open futures contracts held by the Fund at April 30, 2013, are as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation ($ Thousands)
S&P 500 Index EMINI	231	Jun-2013	$815

			$815

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/8/13	EUR	1,857	USD	2,383	$(67)
5/8/13	USD	2,409	EUR	1,857	40

					$(27)

The counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
State Street	$(4,858)	$4,831	$(27)

For the period ended April 30, 2013, the total amount of all forward foreign currency contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $970,515 ($ Thousands).

*	Non-income producing security.

**	The rate reported is the 7-day effective yield as of April 30, 2013.

†	Investment in Affiliated Security.

‡	Real Estate Investment Trust.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	All or a portion of this security has been pledged as collateral for open futures contracts.

(C)	The rate reported is the effective yield at time of purchase.

12	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Equity Fund

April 30, 2013

ADR — American Depositary Receipt

Cl — Class

EUR — Euro

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

Ser — Series

SPDR — Standard & Poor’s Depository Receipt

USD — United States dollar

††	At April 30, 2013, the tax basis cost of the Fund’s investments was $852,250 ($ Thousands), and the unrealized appreciation and depreciation were $113,255 ($ Thousands) and $(12,381) ($ Thousands) respectively.

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$930,373	$—	$—	$930,373
Exchange Traded Funds	2,703	—	—	2,703
Preferred Stock	1,636	—	—	1,636
Warrants	6	—	—	6
Cash Equivalent	15,406	—	—	15,406
U.S. Treasury Obligations	—	3,000	—	3,000

Total Investments in Securities	$950,124	$3,000	$—	$953,124

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$815	$—	$—	$815
Forwards Contracts - appreciation*	—	40	—	40
Forwards Contracts - depreciation*	—	(67)	—	(67)

Total Other Financial Instruments	$815	$(27)	$—	$788

*	Futures and forwards contracts are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2013, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

13	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS — 29.6%
U.S. Treasury Bonds
5.500%, 08/15/28	$2,950	$4,186
5.375%, 02/15/31	1,585	2,265
4.750%, 02/15/41	3,310	4,573
4.375%, 05/15/40	1,075	1,402
4.375%, 05/15/41	494	645
4.250%, 05/15/39	1,700	2,172
3.875%, 08/15/40 (A)	2,000	2,410
3.125%, 11/15/41	2,750	2,892
2.750%, 08/15/42	2,290	2,224
U.S. Treasury Inflation Protected Securities
2.000%, 01/15/14	1,099	1,121
2.000%, 07/15/14	1,583	1,651
1.875%, 07/15/13	1,574	1,582
1.250%, 04/15/14	4,739	4,834
0.500%, 04/15/15	5,458	5,654
0.125%, 04/15/17	6,332	6,742
0.125%, 04/15/18	3,319	3,578
U.S. Treasury Notes
4.250%, 08/15/13	2,435	2,465
4.000%, 02/15/15	19,170	20,090
3.500%, 02/15/18	1,330	1,511
2.125%, 08/15/21	2,525	2,672
2.000%, 04/30/16	4,655	4,888
2.000%, 02/15/22	1,475	1,537
1.875%, 09/30/17	22,680	23,984
1.750%, 07/31/15	9,825	10,157
1.625%, 11/15/22	4,075	4,069
1.250%, 02/15/14	13,275	13,393
0.875%, 01/31/17	2,800	2,844
0.875%, 04/30/17	25,875	26,269
0.750%, 06/30/17	7,535	7,606
0.750%, 10/31/17	4,575	4,609
0.750%, 12/31/17	35	35
0.750%, 03/31/18	5,140	5,162
0.250%, 06/30/14	10,225	10,236

Total U.S. Treasury Obligations (Cost $185,962) ($ Thousands)		189,458

MORTGAGE-BACKED SECURITIES — 25.4%

Agency Mortgage-Backed Obligations — 21.2%
FHLMC
4.500%, 03/01/41 to 07/01/41	7,734	8,626
4.000%, 12/01/40 to 03/01/41	15,307	16,981
3.500%, 11/01/25 to 02/01/26	5,766	6,223
FNMA
6.000%, 09/01/24 to 09/01/40	8,072	8,873
4.500%, 12/01/40 to 09/01/41	3,616	4,010
3.000%, 03/01/27 to 05/01/27	6,032	6,438
2.630%, 09/01/17	5,437	5,791
2.500%, 12/01/22	2,515	2,647

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

FNMA TBA
6.000%, 06/01/37	$1,900	$2,076
4.500%, 05/01/38	11,600	12,506
3.500%, 05/01/41	22,300	23,760
3.000%, 04/01/42	6,965	7,285
2.500%, 05/01/17 to 05/01/43	9,985	10,369
2.000%, 05/15/28	2,455	2,518
GNMA
6.500%, 09/15/13 to 02/15/39	939	1,081
6.000%, 08/15/24 to 05/20/38	208	231
5.500%, 01/15/33 to 05/15/38	772	850
5.000%, 08/15/33 to 09/15/39	3,854	4,251
4.500%, 01/15/39 to 07/15/41	4,538	4,965
4.000%, 01/15/42	1,812	1,988
GNMA TBA
3.500%, 05/21/42	1,800	1,961
3.000%, 05/01/43	2,295	2,439

		135,869

Non-Agency Mortgage-Backed Obligations — 4.2%
BAMLL Trust, Ser 2011-FSHN, Cl A
4.420%, 07/11/33 (B)	580	669
Banc of America Commercial Mortgage Trust, Ser 2006-6, Cl A4
5.356%, 10/10/45	735	821
Bayview Commercial Asset Trust, Ser 2005-3A, Cl A1
0.520%, 11/25/35 (B) (C)	833	704
Bayview Commercial Asset Trust, Ser 2005-4A, Cl A1
0.500%, 01/25/36 (B) (C)	583	491
Bayview Commercial Asset Trust, Ser 2006-4A, Cl A1
0.430%, 12/25/36 (B) (C)	689	584
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/36 (B)	410	421
Bear Stearns Commercial Mortgage Securities, Ser 2005- T20, Cl A4A
5.298%, 10/12/42 (C)	1,495	1,636
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW13, Cl A4
5.540%, 09/11/41	450	509
Bear Stearns Commercial Mortgage Securities, Ser 2006- PW14, Cl A4
5.201%, 12/11/38	585	660
Bear Stearns Commercial Mortgage Securities, Ser 2007- PW16, Cl A4
5.905%, 06/11/40 (C)	398	465

14	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bear Stearns Commercial Mortgage Securities, Ser 2007- T26, Cl A4
5.471%, 01/12/45 (C)	$231	$266
CD Commercial Mortgage Trust, Ser 2005-CD1
5.392%, 07/15/44 (C)	950	1,039
CD Commercial Mortgage Trust, Ser 2007-CD4, Cl A4
5.322%, 12/11/49	465	529
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.206%, 12/10/49 (C)	465	548
Commercial Mortgage Pass- Through Certificates, Ser 2006- C4, Cl A3
5.467%, 09/15/39	522	586
Commercial Mortgage Pass- Through Certificates, Ser 2006- C7, Cl A4
5.940%, 06/10/46 (C)	740	835
Commercial Mortgage Pass- Through Certificates, Ser 2013- WWP, Cl A2
3.424%, 03/10/31 (B)	785	824
Commercial Mortgage Trust, Ser 2004-GG1, Cl A7
5.317%, 06/10/36 (C)	1,246	1,277
DBUBS Mortgage Trust, Ser 2011-LC1A, Cl A3
5.002%, 11/10/46 (B)	405	484
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/32 (B)	155	190
GS Mortgage Securities II, Ser 2012-BWTR, Cl A
2.954%, 11/05/34 (B)	255	259
GS Mortgage Securities Trust, Ser 2006-GG6, Cl A4
5.553%, 04/10/38 (C)	500	555
GS Mortgage Securities Trust, Ser 2011-GC3, Cl A4
4.753%, 03/10/44 (B)	725	851
GS Mortgage Securities Trust, Ser 2012-ALOH
3.551%, 04/10/34 (B)	595	638
GS Mortgage Securities Trust, Ser 2012-SHOP, Cl A
2.933%, 06/05/31 (B)	685	723
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-HSBC, Cl A
3.093%, 07/05/32 (B)	490	512
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-WLDN, Cl A
3.905%, 05/05/30 (B)	675	727
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/40	620	705

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Morgan Stanley Capital I Trust, Ser 2005-T17, Cl A5
4.780%, 12/13/41	$757	$795
Morgan Stanley Capital I Trust, Ser 2007-T25, Cl A3
5.514%, 11/12/49 (C)	1,465	1,682
Morgan Stanley Capital I Trust, Ser 2007-T27, Cl A4
5.816%, 06/11/42 (C)	82	96
Morgan Stanley Capital I Trust, Ser 2008-T29, Cl A4
6.280%, 01/11/43	205	248
Morgan Stanley Capital I Trust, Ser 2011-C1, Cl A4
5.033%, 09/15/47 (B) (C)	720	859
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A2
3.224%, 07/15/49	265	284
Morgan Stanley Capital I Trust, Ser 2011-C3, Cl A4
4.118%, 07/15/49	155	175
OBP Depositor Trust LLC, Ser 2010-OBP, Cl A
4.646%, 07/15/45 (B)	545	636
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl A3
3.400%, 05/10/45	580	618
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	815	878
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/46	650	680
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C20
5.118%, 07/15/42 (C)	1,010	1,093
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl A4
4.869%, 02/15/44 (B) (C)	240	282
WF-RBS Commercial Mortgage Trust, Ser 2012-C9, Cl A3
2.870%, 11/15/45	270	277

		27,111

Total Mortgage-Backed Securities (Cost $157,742) ($ Thousands)		162,980

CORPORATE OBLIGATIONS — 23.6%

Consumer Discretionary — 3.0%
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	300	396
6.875%, 11/15/19	875	1,142
5.000%, 04/15/20	1,000	1,199
2.500%, 07/15/22	1,675	1,685
Arcelik
5.000%, 04/03/23 (B)	230	236
Automotores Gildemeister
8.250%, 05/24/21 (B)	1,500	1,628
AutoZone
3.700%, 04/15/22	850	892

15	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Cablevision Systems
5.875%, 09/15/22	$275	$278
Catholic Health Initiatives
4.350%, 11/01/42	700	715
CBS
5.500%, 05/15/33	350	380
4.300%, 02/15/21	425	472
3.375%, 03/01/22	120	125
Comcast
6.450%, 03/15/37	650	869
Continental Airlines Pass-Through Certificates, Cl A
6.545%, 02/02/19	575	635
4.000%, 10/29/24	490	518
COX Communications
6.950%, 06/01/38 (B)	250	330
3.250%, 12/15/22 (B)	530	549
2.950%, 06/30/23 (B)	210	210
Delta Air Lines Pass-Through Trust, Ser 2001-1, Cl G-1
6.718%, 01/02/23	891	993
DIRECTV Holdings
3.800%, 03/15/22	800	840
NBCUniversal Media LLC
6.400%, 04/30/40	240	322
2.875%, 01/15/23	1,000	1,028
News America
6.150%, 02/15/41	500	628
Time Warner
6.200%, 03/15/40	525	649
5.875%, 11/15/16	450	524
Time Warner Cable
5.875%, 11/15/40	375	418
4.500%, 09/15/42	495	471
US Airways Pass-Through Trust, Cl A
5.900%, 10/01/24	998	1,120

		19,252

Consumer Staples — 1.2%
Altria Group
9.700%, 11/10/18	311	437
Avon Products
2.375%, 03/15/16	205	209
CVS Caremark
2.750%, 12/01/22	750	756
General Mills
3.150%, 12/15/21	800	850
Heineken
2.750%, 04/01/23 (B)	150	150
1.400%, 10/01/17 (B)	290	290
Molson Coors Brewing
3.500%, 05/01/22	45	48
Mondelez International
6.500%, 02/09/40	1,075	1,453
4.125%, 02/09/16	1,375	1,496
Pernod-Ricard
4.450%, 01/15/22 (B)	925	1,032
Walgreen
3.100%, 09/15/22	700	711

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wal-Mart Stores
5.625%, 04/15/41	$200	$258

		7,690

Energy — 1.5%
Anadarko Petroleum
6.375%, 09/15/17	800	958
Apache
4.250%, 01/15/44	900	890
Arch Coal
7.000%, 06/15/19	480	445
BP Capital Markets
2.248%, 11/01/16	500	521
Encana
6.500%, 08/15/34	425	513
Energy Transfer Partners
3.600%, 02/01/23	610	623
MIE Holdings
9.750%, 05/12/16 (B)	1,500	1,627
Newfield Exploration
5.625%, 07/01/24	545	586
Pemex Project Funding Master Trust
5.750%, 03/01/18	200	233
Petroleos Mexicanos
6.500%, 06/02/41 (B)	110	137
Reliance Holdings USA
5.400%, 02/14/22	1,000	1,127
Southern Union
3.292%, 11/01/66 (C)	500	436
Statoil
1.800%, 11/23/16	475	493
Transocean
2.500%, 10/15/17	315	321
Valero Energy
6.625%, 06/15/37	500	629

		9,539

Financials — 11.5%
American Express
7.000%, 03/19/18	500	627
American International Group
6.400%, 12/15/20	235	294
4.875%, 06/01/22	225	259
Bank of America
7.625%, 06/01/19	1,200	1,536
5.875%, 01/05/21	3,000	3,620
5.000%, 05/13/21	150	172
3.875%, 03/22/17	525	566
2.000%, 01/11/18	455	456
BBVA Bancomer
6.750%, 09/30/22 (B)	2,000	2,300
Bear Stearns
7.250%, 02/01/18	370	461
Berkshire Hathaway Finance
3.000%, 05/15/22	1,000	1,036
3.000%, 02/11/23	1,000	1,036
BNP Paribas MTN
3.250%, 03/03/23	50	50
2.375%, 09/14/17	850	872
Capital One Financial
1.000%, 11/06/15	700	698

16	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Citigroup
8.500%, 05/22/19	$905	$1,217
6.125%, 08/25/36	400	461
5.375%, 08/09/20	875	1,043
4.700%, 05/29/15	1,000	1,073
4.500%, 01/14/22	793	895
4.050%, 07/30/22	455	473
2.250%, 08/07/15	700	719
1.750%, 05/01/18	475	475
CorpGroup Banking
6.750%, 03/15/23 (B)	1,500	1,588
Daimler Finance North America LLC
1.875%, 09/15/14 (B)	200	203
1.250%, 01/11/16 (B)	190	191
EDC Finance
4.875%, 04/17/20 (B)	250	253
Ford Motor Credit LLC
4.250%, 09/20/22	360	381
4.207%, 04/15/16 (B)	1,375	1,468
General Electric Capital
6.250%, 12/15/49 (C)	100	111
5.875%, 01/14/38	75	91
5.300%, 02/11/21	1,400	1,626
4.650%, 10/17/21	650	743
4.625%, 01/07/21	2,800	3,204
Goldman Sachs Group
7.500%, 02/15/19	180	227
6.750%, 10/01/37	800	918
6.150%, 04/01/18	140	165
6.000%, 06/15/20	2,500	3,012
5.750%, 01/24/22	600	716
5.625%, 01/15/17	550	616
HCP ‡
2.625%, 02/01/20	1,125	1,143
Health Care ‡
6.500%, 03/15/41	320	400
6.125%, 04/15/20	1,000	1,211
4.950%, 01/15/21	145	165
4.125%, 04/01/19	160	175
Healthcare Realty Trust ‡
5.750%, 01/15/21	1,000	1,167
HSBC Bank
4.125%, 08/12/20 (B)	150	168
Hutchison Whampoa International
3.500%, 01/13/17 (B)	621	659
Itau Unibanco Holding
5.125%, 05/13/23 (B)	3,000	3,116
JPMorgan Chase
6.300%, 04/23/19	280	345
5.125%, 09/15/14	1,000	1,060
4.625%, 05/10/21	300	342
4.250%, 10/15/20	3,000	3,360
3.375%, 05/01/23	70	70
Liberty Property ‡
4.125%, 06/15/22	135	145
3.375%, 06/15/23	170	172
Macquarie Bank MTN
6.625%, 04/07/21 (B)	500	571
Marsh & McLennan
2.300%, 04/01/17	185	190

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Merrill Lynch
7.750%, 05/14/38	$525	$711
Metropolitan Life Global Funding I
1.700%, 06/29/15 (B)	1,500	1,530
Morgan Stanley
6.375%, 07/24/42	340	431
5.750%, 10/18/16	2,350	2,655
5.750%, 01/25/21	600	714
5.625%, 09/23/19	100	117
5.550%, 04/27/17	371	419
5.500%, 07/24/20	525	612
4.875%, 11/01/22	565	609
National City
6.875%, 05/15/19	281	350
Nationwide Health Properties ‡
6.000%, 05/20/15	1,000	1,104
NCUA Guaranteed Notes
0.219%, 06/12/13 (C)	2,400	2,400
Newcrest Finance Property
4.200%, 10/01/22 (B)	850	865
Penske Truck Leasing
2.875%, 07/17/18 (B)	760	797
Petrobras International Finance
6.875%, 01/20/40	825	985
Realty Income ‡
3.250%, 10/15/22	285	287
Royal Bank of Scotland Group
2.550%, 09/18/15	1,000	1,030
SABMiller Holdings
3.750%, 01/15/22 (B)	525	574
Shell International Finance BV
2.250%, 01/06/23	800	796
SL Green Realty ‡
5.000%, 08/15/18	1,000	1,098
UBS
7.625%, 08/17/22	350	406
Ventas Realty ‡
2.700%, 04/01/20	505	513
WEA Finance
7.125%, 04/15/18 (B)	1,000	1,243
Wells Fargo MTN
3.450%, 02/13/23	285	291
Xstrata Finance Canada
4.000%, 10/25/22 (B)	700	710
Yapi ve Kredi Bankasi
5.500%, 12/06/22 (B)	2,000	2,068

		73,626

Health Care — 1.1%
AbbVie
2.000%, 11/06/18 (B)	275	280
1.750%, 11/06/17 (B)	590	599
CHS
8.000%, 11/15/19	265	300
7.125%, 07/15/20	275	307
Express Scripts Holding
2.100%, 02/12/15	1,125	1,149
HCA
7.875%, 02/15/20	1,050	1,164
7.250%, 09/15/20	1,280	1,419
Kaiser Foundation Hospitals
4.875%, 04/01/42	1,000	1,143

17	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Thermo Fisher Scientific
3.150%, 01/15/23	$450	$449
WellPoint
1.250%, 09/10/15	360	363
Zoetis
3.250%, 02/01/23 (B)	135	138

		7,311

Industrials — 1.3%
Imperial Tobacco Finance
3.500%, 02/11/23 (B)	1,225	1,254
International Lease Finance
7.125%, 09/01/18 (B)	1,000	1,190
5.875%, 04/01/19	1,015	1,114
Kansas City Southern de Mexico
3.000%, 05/15/23 (B)	255	256
2.350%, 05/15/20 (B)	185	186
Lukoil International Finance BV
3.416%, 04/24/18 (B)	685	697
NBCUniversal Enterprise
1.974%, 04/15/19 (B)	550	562
1.662%, 04/15/18 (B)	310	314
SBA Tower Trust
3.598%, 04/15/18 (B)	605	607
TSMC Global
1.625%, 04/03/18 (B)	775	781
Vale Overseas
6.875%, 11/21/36	600	713
4.375%, 01/11/22	500	526

		8,200

Information Technology — 0.1%
Apple
2.400%, 05/03/23	515	514

Materials — 1.8%
ArcelorMittal
7.250%, 03/01/41	1,000	1,023
Barrick
4.100%, 05/01/23 (B)	430	431
Cemex
5.875%, 03/25/19 (B)(C)	2,000	2,035
Consolidated Minerals
8.875%, 05/01/16 (B)	1,500	1,447
Dow Chemical
4.250%, 11/15/20	250	278
Fields Orogen Holding BVI
4.875%, 10/07/20	2,000	1,924
Freeport-McMoRan Copper
3.875%, 03/15/23 (B)	860	867
Southern Copper
5.250%, 11/08/42	650	626
Teck Resources
5.200%, 03/01/42	200	192
3.000%, 03/01/19	155	159
Vedanta Resources
6.750%, 06/07/16 (B)	2,200	2,302

		11,284

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Telecommunication Services — 1.3%
AT&T
6.500%, 09/01/37	$1,000	$1,279
6.300%, 01/15/38	50	63
CenturyLink
5.800%, 03/15/22	650	688
Intelsat Jackson Holdings
8.500%, 11/01/19	1,900	2,137
Verizon Communications
6.900%, 04/15/38	50	66
6.400%, 02/15/38	250	316
2.450%, 11/01/22	720	698
VimpelCom Holdings BV
5.950%, 02/13/23 (B)	300	304
Vodafone Group
2.950%, 02/19/23	500	503
Windstream
7.750%, 10/15/20	1,925	2,113

		8,167

Utilities — 0.8%
Edison International
3.750%, 09/15/17	695	759
Hrvatska Elektroprivreda
6.000%, 11/09/17 (B)	2,500	2,656
Mirant Mid Atlantic Pass-Through Trust LLC, Cl B
9.125%, 06/30/17	84	94
Mirant Mid Atlantic Pass-Through Trust LLC, Cl C
10.060%, 12/30/28	273	312
Sabine Pass LP
7.500%, 11/30/16	1,125	1,271
7.500%, 11/30/16 (B)	145	157

		5,249

Total Corporate Obligations (Cost $142,481) ($ Thousands)		150,832

U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.8%
FFCB
0.280%, 10/15/13 (C)	2,355	2,357
FHLB
2.750%, 03/13/15	5,000	5,230
0.380%, 09/16/13 (C)	1,695	1,697
0.250%, 04/15/14	2,830	2,830
0.220%, 11/15/13 (C)	2,720	2,721
0.060%, 07/19/13 (D)	3,535	3,535
FHLMC
2.500%, 04/23/14	5,000	5,116
0.440%, 11/18/13 (C)	2,490	2,494
0.110%, 05/13/13 (D)	2,695	2,695
0.100%, 07/09/13 (D)	3,360	3,360
0.065%, 07/08/13 (D)	1,530	1,530
FNMA
3.000%, 09/16/14	1,430	1,486
0.625%, 02/22/16	2,825	2,826
0.500%, 10/22/15	1,410	1,411
0.360%, 06/23/14 (C)	2,390	2,395

18	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

0.110%, 07/17/13 (D)		$1,930	$1,930

Total U.S. Government Agency Obligations (Cost $43,331) ($ Thousands)			43,613

FOREIGN SOVEREIGN BONDS — 6.0%
Brazilian Government International Bond
2.625%, 01/05/23		300	299
Bundesobligation	EUR
1.750%, 10/09/15		710	975
1.250%, 10/14/16		435	596
0.500%, 04/07/17		745	994
0.500%, 02/23/18		675	897
Bundesrepublik Deutschland	EUR
4.250%, 07/04/18		1,520	2,402
3.750%, 01/04/19		255	399
3.500%, 01/04/16		440	634
3.500%, 07/04/19		1,500	2,337
3.250%, 07/04/21		305	478
2.250%, 09/04/21		2,045	2,987
2.000%, 01/04/22		720	1,029
1.750%, 07/04/22		475	662
1.500%, 09/04/22		770	1,048
1.500%, 02/15/23		355	481
Chile Government International Bond
3.875%, 08/05/20		425	477
CNPC General Capital
1.950%, 04/16/18 (B)		555	556
Gazprom Neft OAO Via GPN Capital
4.375%, 09/19/22 (B)		850	851
Japan Government Two Year Bond	JPY
0.100%, 10/15/13		29,500	303
0.100%, 01/15/14		51,250	526
0.100%, 05/15/15		23,700	243
Japan Government Five Year Bond	JPY
0.300%, 09/20/16		31,900	329
Japan Government Ten Year Bond	JPY
1.900%, 06/20/16		46,800	506
1.800%, 06/20/18		92,200	1,021
1.700%, 09/20/17		71,500	781
1.500%, 09/20/18		42,100	461
1.400%, 06/20/19		90,000	984
1.300%, 03/20/21		72,000	786
1.200%, 12/20/20		90,000	976
1.100%, 03/20/21		64,600	695
1.000%, 09/20/21		61,500	656
1.000%, 03/20/22		95,700	1,021
0.800%, 06/20/22		68,500	718
0.600%, 03/20/23		124,200	1,275
Mexico Government International Bond MTN
5.125%, 01/15/20		100	120
Rwanda International Government Bond
6.625%, 05/02/23 (B)		2,000	1,957

Description	Face Amount ($ Thousands) (1)		Market Value ($ Thousands)

United Kingdom Gilt	GBP
5.000%, 03/07/18		325	$610
3.750%, 09/07/20		690	1,265
3.750%, 09/07/21		685	1,261
2.750%, 01/22/15		100	163
1.750%, 09/07/22		985	1,544
VTB Bank
6.950%, 10/17/22 (B)		2,000	2,120

Total Foreign Sovereign Bonds (Cost $38,841) ($ Thousands)			38,423

ASSET-BACKED SECURITIES — 5.7%
Access Group, Ser 2006-1, Cl A2
0.398%, 08/25/23 (C)		$541	533
ACE Securities Home Equity Loan Trust, Ser 2005-RM1, Cl M2
0.950%, 03/25/35 (C)		1,157	1,138
Ally Master Owner Trust, Ser 2011-4, Cl A2
1.540%, 09/15/16		1,000	1,013
Alm Loan Funding, Ser 2012-7A, Cl A1
1.696%, 10/19/24 (B)(C)		700	702
Ameriquest Mortgage Securities Pass-Through Certificates, Ser 2005-R2, Cl M2
0.680%, 04/25/35 (C)		1,400	1,303
Arizona Educational Loan Marketing, Ser 2004-A, Cl A2
0.507%, 12/01/23 (C)		838	826
Beacon Container Finance, Ser 2012-1A, Cl A
3.720%, 09/20/27 (B)		543	562
Bear Stearns Asset-Backed Securities I Trust, Ser 2004- HE11, Cl M1
1.085%, 12/25/34 (C)		1,362	1,355
CAL Funding II, Ser 2012-1A, Cl A
3.470%, 10/25/27 (B)		760	778
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.520%, 10/25/35 (C)		1,058	1,053
Countrywide Asset-Backed Certificates, Ser 2005-1, Cl MV2
0.640%, 07/25/35 (C)		996	995
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A1
1.100%, 10/25/47 (C)		1,540	1,259
CPS Auto Trust, Ser 2012-C, Cl A
1.820%, 12/16/19 (B)		222	224
Cronos Containers Program, Ser 2012-1A, Cl A
4.210%, 05/18/27 (B)		363	374
Cronos Containers Program, Ser 2012-2A, Cl A
3.810%, 09/18/27 (B)		377	389
EFS Volunteer No. 2 LLC, Ser 2012-1, Cl A2
1.554%, 03/25/36 (B)(C)		700	714

19	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Equifirst Mortgage Loan Trust, Ser 2004-2, Cl 2A3
1.160%, 10/25/34 (C)	$1,261	$1,224
First Frankin Mortgage Loan Trust, Ser 2005-FF5, Cl M1
0.650%, 03/25/35 (C)	1,374	1,368
Ford Credit Auto Lease Trust, Ser 2012-A, Cl B
1.610%, 10/15/16 (B)	615	620
GE Seaco Finance, Ser 2005-1A, Cl A
0.450%, 11/17/20 (B)(C)	517	510
Genesis Funding, Ser 2006-1A, Cl G1
0.439%, 12/19/32 (B)(C)	706	641
Goal Capital Funding Trust, Ser 2006-1, Cl A3
0.408%, 11/25/26 (C)	850	833
Home Equity Asset Trust, Ser 2005-5, Cl 2A3
0.610%, 11/25/35 (C)	783	777
HSBC Home Equity Loan Trust, Ser 2006-2, Cl A1
0.349%, 03/20/36 (C)	1,542	1,525
Huntington Auto Trust, Ser 2012- 1, Cl B
1.710%, 08/15/17	200	205
ING Investment Management, Ser 2012-4A, Cl A1
1.667%, 10/15/23 (B)(C)	700	702
IXIS Real Estate Capital Trust, Ser 2005-HE3, Cl M1
0.920%, 12/25/35 (C)	458	458
JPMorgan Mortgage Acquisition Trust, Ser 2007-CH1, Cl AV4
0.330%, 11/25/36 (C)	1,450	1,421
Long Beach Mortgage Loan Trust, Ser 2005-1, Cl M1
0.950%, 02/25/35 (C)	746	739
Neptune Finance CCS, Ser 2008- 1A, Cl A
0.891%, 04/20/20 (B)(C)	700	698
OHA Credit Partners VII, Ser 2012-7A, Cl A
1.709%, 11/20/23 (B)(C)	700	703
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2004-WCW1, Cl M2
0.880%, 09/25/34 (C)	1,005	989
Park Place Securities Asset- Backed Pass-Through Certificates, Ser 2004-WWF1, Cl M2
0.880%, 12/25/34 (C)	1,111	1,109
Santander Drive Auto Receivables Trust, Ser 2010-2, Cl C
3.890%, 07/17/17	380	391
Santander Drive Auto Receivables Trust, Ser 2012-5, Cl B
1.560%, 08/15/18	390	394

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Scholar Funding Trust, Ser 2011-A
1.176%, 10/28/43 (B)(C)	$855	$858
SLM Student Loan Trust, Ser 2005- 9, Cl A4
0.376%, 01/25/23 (C)	166	165
SLM Student Loan Trust, Ser 2006- 4, Cl A4
0.356%, 04/25/23 (C)	352	352
Small Business Administration, Ser 2011-10A, Cl 1
4.084%, 03/10/21	617	686
Soundview Home Loan Trust, Ser 2005-OPT4, Cl 2A3
0.460%, 12/25/35 (C)	1,304	1,290
Structured Asset Investment Loan Trust, Ser 2005-5, Cl M1
0.620%, 06/25/35 (C)	1,445	1,438
TAL Advantage LLC, Ser 2006-1A
0.389%, 04/20/21 (B) (C)	315	310
TAL Advantage LLC, Ser 2012-1A, Cl A
3.860%, 05/20/27 (B)	613	630
Triton Container Finance LLC, Ser 2012-1A, Cl A
4.210%, 05/14/27 (B)	500	514
U-Haul S Fleet LLC, Ser 2007-BT1, Cl BT
5.559%, 02/25/20 (B)	542	555
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI6
5.000%, 10/25/34 (C)	841	863
Westlake Automobile Receivables Trust, Ser 2012-1A, Cl A2
1.030%, 03/15/16 (B)	270	270

Total Asset-Backed Securities (Cost $36,142) ($ Thousands)		36,456

MUNICIPAL BONDS — 1.5%
Brazos, Higher Education Authority, RB
0.364%, 12/26/18 (C)	291	291
Brazos, Higher Education Authority, Ser 2004-I, Cl A2, RB
0.444%, 06/27/22 (C)	500	499
Brazos, Higher Education Authority, Ser 2005-1, Cl 1A3, RB
0.394%, 09/26/22 (C)	700	695
California State, GO
7.600%, 11/01/40	525	796
7.550%, 04/01/39	175	262
7.300%, 10/01/39	500	717
6.509%, 04/01/39	275	325
6.200%, 03/01/19	600	734
Illinois State, GO
5.100%, 06/01/33	2,000	2,007

20	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Los Angeles, Department of Water & Power, RB
5.716%, 07/01/39	$1,000	$1,268
New Jersey State, Turnpike Authority, RB
7.414%, 01/01/40	1,000	1,517
South Carolina, Student Loans, Ser A1, RB
0.387%, 12/03/18 (C)	501	501

Total Municipal Bonds (Cost $8,034) ($ Thousands)		9,612

COMMERCIAL PAPER (D) — 1.1%
Lloyds Bank PLC
0.240%, 08/07/13	2,680	2,678
RBS Holdings
0.350%, 08/20/13 (B)	1,660	1,659
UBS Finance LLC
3.020%, 06/21/13	2,630	2,629

Total Commercial Paper (Cost $6,966) ($ Thousands)		6,966

Total Investments — 99.7% (Cost $619,499)($ Thousands) †		$638,340

The open futures contracts held by the Fund at April 30, 2013, are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bund	(21)	Jun-2013	$13
Japanese 10-Year Bond	(8)	Jun-2013	(76)
U.S. 10-Year Treasury Note	118	Jun-2013	59
U.S. Long Treasury Bond	(5)	Jun-2013	(15)
U.S. Ultra Long Treasury Bond	45	Jun-2013	179

			$160

For the period ended April 30, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Maturity Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
5/30/13	USD	112	JPY	10,898	$—
5/30/13	EUR	12,285	USD	16,014	(183)
5/30/13	GBP	3,144	USD	4,791	(101)
5/30/13	JPY	1,118,897	USD	11,269	(222)
5/30/13	USD	213	EUR	162	1
5/30/13	USD	60	GBP	39	1

					$(504)

The counterparties for the outstanding forward foreign currency contracts held by the Fund at April 30, 2013, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	$(32,965)	$32,461	$(504)

For the period ended April 30, 2013, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

21	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

The outstanding swap agreements held by the Fund at April 30, 2013, are as follows:

Credit Default Swaps
Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Rate	Termination Date	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($Thousands)
Goldman Sachs	CDX.EM.15-V1 Index	SELL	5.00	12/20/15	(7,882)	$380
Goldman Sachs	CDX.EM.19 Index	SELL	5.00	06/20/18	(29,400)	489
Goldman Sachs	CDX.EM.19 Index	SELL	5.00	06/20/18	(465)	—
Goldman Sachs	CDX.EM.19 Index	SELL	5.00	06/20/18	(1,645)	7
Goldman Sachs	CDX.EM.19 Index	SELL	5.00	06/20/18	(535)	1
Goldman Sachs	CDX.EM.19 Index	SELL	5.00	06/20/18	(7,410)	52
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(8,085)	663
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(6,200)	193
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(3,035)	163
Goldman Sachs	CDX.NA.HY.19 Index	SELL	5.00	12/20/17	(1,355)	131
Goldman Sachs	CDX.NA.HY.20 Index	SELL	5.00	06/20/18	(3,460)	128
Goldman Sachs	CDX.NA.IG.19 Index	SELL	1.00	12/20/17	(6,970)	112
Goldman Sachs	CDX.NA.IG.20V1-5Y Index	SELL	1.00	06/20/18	(4,695)	37
Goldman Sachs	ITRAXX-XOVERS.19V1-5Y Index	BUY	(5.00)	06/20/18	3,655	(220)

						$2,136

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Notional Amount (Thousands)	Net Unrealized Depreciation ($Thousands)
Goldman Sachs	2.33%	USA-CPI	04/30/18	15,875	$(67)

					$(67)

For the period ended April 30, 2013, the total amount of all open swap contracts, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $640,123 ($ Thousands).

(1) In U.S. dollars unless otherwise indicated.

(A)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of April 30, 2013. The date reported on the Schedule of Investments is the final maturity date.

(D)	The rate reported is the effective yield at time of purchase.

‡	Real Estate Investment Trust.

†	At April 30, 2013, the tax basis cost of the Fund’s investments was $619,499 ($ Thousands), and the unrealized appreciation and depreciation were $20,892 ($ Thousands) and $(2,051) ($ Thousands) respectively.

22	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Cl — Class

CPI — Consumer Price Index

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GBP — British Pound

GNMA — Government National Mortgage Association

GO — General Obligation

JPY — Japanese Yen

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Administration

PLC — Public Limited Company

RB — Revenue Bond

Ser — Series

TBA — To Be Announced

USD — United States Dollar

The following is a list of the inputs used as of April 30, 2013, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands).

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$189,458	$—	$189,458
Mortgage-Backed Securities	—	162,980	—	162,980
Corporate Obligations	—	150,832	—	150,832
U.S Government Agency Obligations	—	43,613	—	43,613
Foreign Sovereign Bonds	—	38,423	—	38,423
Asset-Backed Securities	—	36,456	—	36,456
Municipal Bonds	—	9,612	—	9,612
Commercial Paper	—	6,966	—	6,966

Total Investments in Securities	$—	$638,340	$—	$638,340

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*	$160	$—	$—	$160
Forwards Contracts - appreciation*	—	2	—	2
Forwards Contracts - depreciation*	—	(506)	—	(506)
Credit Default Swaps - appreciation*	—	2,356	—	2,356
Credit Default Swaps - depreciation*	—	(220)	—	(220)
Interest Rate Swaps*	—	(67)	—	(67)

Total Other Financial Instruments	$160	$1,565	$—	$1,725

*	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation (depreciation) on the instruments.

For the period ended April 30, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended April 30, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For the period ended April 30, 2013, there were no Level 3 assets and liabilities.

Amounts designated as “—” are either $O or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

23	Adviser Managed Trust / Quarterly Report / April 30, 2013

Schedule of Investments (Unaudited)

Tactical Offensive Fixed Income Fund

April 30, 2013

Credit Default Swaps

When a Fund seeks to take an active long or short position with respect to the likelihood of an event of default of a security or basket of securities, the Fund may use credit default swaps. The Fund may buy credit default swaps in an attempt to manage credit risk where the Fund has credit exposure to an issuer and the Fund may sell credit default swaps to more efficiently gain credit exposure to such security or basket of securities. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index. The underlying referenced assets are corporate debt, sovereign debt and asset-backed securities.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Certain Funds are party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Funds and the counterparty.

As of April 30, 2013, the Tactical Offensive Fixed Income Fund is the seller (“providing protection”) on a total notional amount of $81.1 million of credit default swaps (“CDS”). The notional amounts of the swaps are not recorded in the financial statements; however the notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur. Those credit default swaps for which the Fund is providing protection at balance sheet date are summarized as follows:

TACTICAL OFFENSIVE FIXED INCOME FUND
WRITTEN CREDIT DERIVATIVE CONTRACTS	SINGLE NAME CREDIT DEFAULT SWAPS		CREDIT DEFAULT SWAPS ON AN INDEX
REFERENCE ASSET	CORPORATE US$	SOVEREIGN US$	ASSET-BACKED SECURITIES US$	CORPORATE US$	TOTAL
Fair value of written credit derivatives	$—	$—	$7,818,430	$—	$7,818,430
Maximum potential amount of future payments	—	—	81,136,600	—	81,136,600
Recourse provisions with third parties to recover any amounts paid under the credit derivative (including any purchased credit protection)[1]	—	—	—	—	—
Collateral held by the Fund or other third parties which the
Fund can obtain upon occurrence of triggering event	—	—	—	—	—

(1)	Potential recoveries would include purchased credit derivatives to the extent they offset written credit derivatives which have an identical underlying, or a netting arrangement or credit support annex with the counterparty. There may be other potential recoveries from recourse provisions where agreements cover multiple derivative arrangements but those amounts have not been included.

MAXIMUM POTENTIAL AMOUNT OF FUTURE PAYMENTS BY CONTRACT TERM
TACTICAL OFFENSIVE FIXED INCOME FUND	0-6 MONTHS	6-12 MONTHS	1-5 YEARS	5-10 YEARS	> 10 years	Total
Current credit spread* on underlying (in basis points)
0 - 100	$—	$—	$6,970,000.00	$4,695,000	$—	$11,665,000
101 - 200	—	—	7,881,600	—	—	7,881,600
201 - 300	—	—	—	39,455,000	—	39,455,000
Greater than 301	—	—	18,675,000	3,460,000	—	22,135,000

Total	$—	$—	$33,526,600	$47,610,000	$—	$81,136,600

*	The credit spread on the underlying asset is generally indicative of the current status of the underlying risk of the Fund having to perform. The spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a contract. Higher credit spreads with a shorter contract term is indicative of a higher likelihood of performance by the Fund.

24	Adviser Managed Trust / Quarterly Report / April 30, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures are effective (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
(17 CFR 270.30a3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and each principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: June 27, 2013

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: June 27, 2013